Goodwill - Changes to balance and allocations of goodwill in acquisitions (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Changes in goodwill
Balance at beginning of the year	R 7,165		R 6,855	R 6,890
Impairment	0		0	54
Goodwill on acquisition of subsidiaries	0		0	177
Foreign currency translation	562		310	(158)
Balance at end of the year	7,727		7,165	6,855	R 6,890
SFA Oxford Limited
Changes in goodwill
Balance at end of the year	123
SFA Oxford Limited | SGL corporate
Changes in goodwill
Balance at end of the year	60
SFA Oxford Limited | Rustenburg operation
Changes in goodwill
Balance at end of the year	44
SFA Oxford Limited | Kroondal
Changes in goodwill
Balance at end of the year	18
Qinisele Resources
Changes in goodwill
Balance at beginning of the year			0
Goodwill on acquisition of subsidiaries			R 54
Balance at end of the year				R 0
Cooke Acquisition
Changes in goodwill
Impairment					R 436	R 99	R 201
Goodwill on acquisition of subsidiaries							R 737
Aquarius Acquisition
Changes in goodwill
Balance at end of the year	401
Aquarius Acquisition | Rustenburg operation
Changes in goodwill
Goodwill on acquisition of subsidiaries	267
Aquarius Acquisition | Kroondal
Changes in goodwill
Goodwill on acquisition of subsidiaries	134
NCI of DRDGOLD
Changes in goodwill
Balance at end of the year	35
Stillwater Mining Company
Changes in goodwill
Balance at end of the year	R 5,874	$ 450